Accounts Receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	€ 8,510	€ 8,433
Gross value
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	8,602	8,528
Allowances
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	€ 92	€ 95